Fair value of financial instruments - Financial assets & liabilities at fair value (Details) - EUR (€) € in Millions	Sep. 30, 2023	Mar. 31, 2023
Financial liabilities at fair value
Fair value of financial instruments
Financial liabilities	€ 1,792	€ 1,422
Financial assets at fair value
Fair value of financial instruments
Financial assets	14,053	20,616
Embedded Derivative Option | Level 3 | Financial assets at fair value
Fair value of financial instruments
Derivative financial assets	31	198
Derivatives financial instruments | Financial liabilities at fair value
Fair value of financial instruments
Financial liabilities	1,792	1,422
Money Market funds | Financial assets at fair value
Fair value of financial instruments
Financial assets	2,780	7,781
Debt and equity securities | Financial assets at fair value
Fair value of financial instruments
Financial assets	4,671	5,808
Debt and equity securities | Level 1 | Financial assets at fair value
Fair value of financial instruments
Financial assets	2,446	2,794
Derivative financial instruments | Financial liabilities at fair value
Fair value of financial instruments
Non-current financial liabilities	1,362	1,116
Derivative financial instruments | Financial assets at fair value
Fair value of financial instruments
Financial assets	5,273	6,124
Non-current financial assets	4,904	5,642
Trade receivables at fair value through Other comprehensive income | Financial assets at fair value
Fair value of financial instruments
Financial assets	1,329	903
Not measured at fair value in statement of financial position but for which fair value is disclosed | Non-current bonds | Financial liabilities at amortised cost
Fair value of financial instruments
Financial liabilities	41,128	39,512
Not measured at fair value in statement of financial position but for which fair value is disclosed | Non-current bonds | Level 1 | Financial liabilities at amortised cost
Fair value of financial instruments
Financial liabilities at fair value	34,913	35,044
Not measured at fair value in statement of financial position but for which fair value is disclosed | Non-current debt securities | Financial assets at amortised cost
Fair value of financial instruments
Financial assets	1,000	999
Not measured at fair value in statement of financial position but for which fair value is disclosed | Non-current debt securities | Level 2 | Financial assets at amortised cost
Fair value of financial instruments
Financial assets at fair value	€ 769	€ 803